Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2024
Mainland China Contribution Plan and Profit Appropriation [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
23.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries, subject to certain ceilings. The total contribution for such employee benefits were RMB63,954,002, RMB54,737,023 and RMB49,181,636 (USD6,737,857) for the years ended December 31, 2022, 2023 and 2024, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.